Fees Summary	Apr. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	1,325,760.00
Total Offset Amount	0.00
Net Fee	$ 1,325,760.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A